Uranium Contracts (Details) - Schedule of the Fair Value of the Physical Uranium Investment	12 Months Ended
	Dec. 31, 2023 USD ($) lb	Dec. 31, 2022 USD ($) lb
Schedule of the Fair Value of the Physical Uranium Investment [Abstract]
Investment in uranium, Balance as of beginning		$ 4,210,000
Quantity, Balance as of beginning (in Pounds) | lb		100,000
Investment in uranium, Sale of uranium investment	$ (22,148,000)	$ (4,245,000)
Quantity, Sale of uranium investment (in Pounds) | lb	(400,000)	(100,000)
Investment in uranium, Gain on sale of uranium	$ 2,575,500	$ 35,000
Investment in uranium, Balance as of ending
Quantity, Balance as of ending (in Pounds) | lb
Investment in uranium	$ 19,572,500
Quantity, Investment in uranium (in Pounds) | lb	400,000